Offerings	Jun. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Carnival Corporation common stock, par value $0.01 per share (Common Stock), to be issued under the Carnival Corporation 1993 Employee Stock Purchase Plan, as amended
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	23.34
Maximum Aggregate Offering Price	$ 93,360,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 14,293.42
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 also includes additional shares of Common Stock in respect of the securities identified in the above table that may become issuable as a result of adjustments for stock splits, stock dividends and similar transactions. (2) Estimated solely for purposes of calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the shares of common stock of Carnival Corporation on the New York Stock Exchange on June 23, 2025, within five business days prior to filing. (3) Represents one special voting share of Carnival plc issued to and held by the P&O Princess Special Voting Trust in connection with the dual listed company transaction completed by Carnival plc and Carnival Corporation on April 17, 2003. (4) Based on an exchange rate of US $1.35 = (pound) GBP1.00 as of June 23, 2025. (5) The filing fee with respect to this share is less than $0.01. (6) Represents trust shares of beneficial interest in the P&O Princess Special Voting Trust. In connection with the dual-listed company transaction, one trust share is paired with each share of Common Stock on a one-for-one basis and is not transferable separately from the share of Common Stock. (7) Upon each issuance of shares of Common Stock in connection with the Carnival Corporation 1993 Employee Stock Purchase Plan, participants will receive both shares of Common Stock and an equivalent number of trust shares (which represent a beneficial interest in the special voting share of Carnival plc). (8) Includes an indeterminate number of trust shares that may be issuable as a result of adjustments for stock splits, stock dividends and similar transactions. (9) Participants in the Carnival Corporation 1993 Employee Stock Purchase Plan will not pay any separate consideration in respect of the trust shares and Carnival plc will not receive any cash or other consideration in respect of the trust shares. Accordingly, no registration fee is payable in respect of the trust shares.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Carnival plc, special voting share, (pound) 1.00 par value
Amount Registered | shares	1
Proposed Maximum Offering Price per Unit	1.35
Maximum Aggregate Offering Price	$ 1.35
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 also includes additional shares of Common Stock in respect of the securities identified in the above table that may become issuable as a result of adjustments for stock splits, stock dividends and similar transactions. (2) Estimated solely for purposes of calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the shares of common stock of Carnival Corporation on the New York Stock Exchange on June 23, 2025, within five business days prior to filing. (3) Represents one special voting share of Carnival plc issued to and held by the P&O Princess Special Voting Trust in connection with the dual listed company transaction completed by Carnival plc and Carnival Corporation on April 17, 2003. (4) Based on an exchange rate of US $1.35 = (pound) GBP1.00 as of June 23, 2025. (5) The filing fee with respect to this share is less than $0.01. (6) Represents trust shares of beneficial interest in the P&O Princess Special Voting Trust. In connection with the dual-listed company transaction, one trust share is paired with each share of Common Stock on a one-for-one basis and is not transferable separately from the share of Common Stock. (7) Upon each issuance of shares of Common Stock in connection with the Carnival Corporation 1993 Employee Stock Purchase Plan, participants will receive both shares of Common Stock and an equivalent number of trust shares (which represent a beneficial interest in the special voting share of Carnival plc). (8) Includes an indeterminate number of trust shares that may be issuable as a result of adjustments for stock splits, stock dividends and similar transactions. (9) Participants in the Carnival Corporation 1993 Employee Stock Purchase Plan will not pay any separate consideration in respect of the trust shares and Carnival plc will not receive any cash or other consideration in respect of the trust shares. Accordingly, no registration fee is payable in respect of the trust shares.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust shares of beneficial interest in P&O Princess Special Voting Trust
Amount Registered | shares	4,000,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	(1) Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 also includes additional shares of Common Stock in respect of the securities identified in the above table that may become issuable as a result of adjustments for stock splits, stock dividends and similar transactions. (2) Estimated solely for purposes of calculating the registration fee, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act, on the basis of the average of the high and low sale prices of the shares of common stock of Carnival Corporation on the New York Stock Exchange on June 23, 2025, within five business days prior to filing. (3) Represents one special voting share of Carnival plc issued to and held by the P&O Princess Special Voting Trust in connection with the dual listed company transaction completed by Carnival plc and Carnival Corporation on April 17, 2003. (4) Based on an exchange rate of US $1.35 = (pound) GBP1.00 as of June 23, 2025. (5) The filing fee with respect to this share is less than $0.01. (6) Represents trust shares of beneficial interest in the P&O Princess Special Voting Trust. In connection with the dual-listed company transaction, one trust share is paired with each share of Common Stock on a one-for-one basis and is not transferable separately from the share of Common Stock. (7) Upon each issuance of shares of Common Stock in connection with the Carnival Corporation 1993 Employee Stock Purchase Plan, participants will receive both shares of Common Stock and an equivalent number of trust shares (which represent a beneficial interest in the special voting share of Carnival plc). (8) Includes an indeterminate number of trust shares that may be issuable as a result of adjustments for stock splits, stock dividends and similar transactions. (9) Participants in the Carnival Corporation 1993 Employee Stock Purchase Plan will not pay any separate consideration in respect of the trust shares and Carnival plc will not receive any cash or other consideration in respect of the trust shares. Accordingly, no registration fee is payable in respect of the trust shares.